Investments - Summary of group's share of joint venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Revenue	£ 123	£ 55
Net profit for the year	46	19	£ 29
Total assets	200	190
Total liabilities	(61)	(75)
Net assets	139	115
Goodwill	39	44
Total	178	159	£ 105
Other comprehensive income	£ 0	£ 0